Document and Entity Information	12 Months Ended
Oct. 04, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2013
Registrant Name	FIDELITY ADVISOR SERIES I
Central Index Key	0000722574
Amendment Flag	false
Document Creation Date	Oct. 04, 2013
Document Effective Date	Oct. 04, 2013
Prospectus Date	Oct. 04, 2013